Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest income:
Loans, including fees (Note 4)		¥ 2,597,932	¥ 2,576,417	¥ 2,271,219
Deposits in other banks		167,267	183,327	126,608
Investment securities:
Interest		242,123	237,378	198,715
Dividends		172,382	160,825	145,186
Trading account assets		489,842	499,724	432,595
Call loans and funds sold		11,286	10,354	10,808
Receivables under resale agreements and securities borrowing transactions		246,311	145,354	73,885
Total		3,927,143	3,813,379	3,259,016
Interest expense:
Deposits		836,081	717,366	514,868
Call money and funds purchased		3,270	3,913	5,248
Payables under repurchase agreements and securities lending transactions		357,382	333,632	165,512
Due to trust account, other short-term borrowings and trading account liabilities		164,907	155,273	93,644
Long-term debt		322,704	307,797	249,483
Total		1,684,344	1,517,981	1,028,755
Net interest income		2,242,799	2,295,398	2,230,261
Provision for (reversal of) credit losses (Note 4)		321,713	34,330	(240,847)
Net interest income after provision for (reversal of) credit losses		1,921,086	2,261,068	2,471,108
Non-interest income:
Fees and commissions income (Note 27)		1,502,052	1,438,578	1,462,792
Foreign exchange losses—net (Note 28)		(281,790)	(95,987)	(49,561)
Trading account profits (losses)—net (Notes 28 and 31)		765,373	168,900	(73,114)
Investment securities gains (losses)—net (Note 3)	[1],[2]	(532,248)	(252,307)	286,903
Equity in earnings of equity method investees—net (Note 14)		282,712	209,732	227,984
Gains on sales of loans (Note 4)		9,956	22,663	16,109
Gain on remeasurement of previously held equity method investment (Note 2)		41,218
Other non-interest income		88,422	103,665	63,978
Total		1,875,695	1,595,244	1,935,091
Non-interest expense:
Salaries and employee benefits (Note 13)		1,242,563	1,175,405	1,165,357
Occupancy expenses—net (Notes 5 and 26)		182,917	179,780	179,100
Fees and commissions expenses		332,033	313,745	297,847
Outsourcing expenses, including data processing		303,632	275,052	276,236
Depreciation of premises and equipment (Note 5)		113,489	98,867	96,180
Amortization of intangible assets (Note 6)		237,328	235,083	234,376
Impairment of intangible assets (Note 6)		3,732	118,108	21,900
Insurance premiums, including deposit insurance		98,441	93,756	91,847
Communications		59,976	59,166	58,067
Taxes and public charges		100,198	95,358	90,210
Impairment of goodwill (Note 6)		383,810
Provision for (reversal of) off-balance sheet credit instruments		(62,279)	38,463	(96,054)
Other non-interest expenses (Notes 5 and 26)		367,721	302,687	329,314
Total		3,363,561	2,985,470	2,744,380
Income before income tax expense		433,220	870,842	1,661,819
Income tax expense (Note 8)		114,505	133,237	407,823
Net income before attribution of noncontrolling interests		318,715	737,605	1,253,996
Net income attributable to noncontrolling interests		12,760	18,960	25,836
Net income attributable to Mitsubishi UFJ Financial Group		305,955	718,645	1,228,160
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 305,955	¥ 718,645	¥ 1,228,160
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 23.69	¥ 55.03	¥ 92.40
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[3]	23.47	54.74	92.10
Cash dividend per common share		¥ 23.50	¥ 21.00	¥ 18.00
Weighted average common shares outstanding		12,912,790	13,058,698	13,291,842
Weighted average diluted common shares outstanding		12,912,956	13,059,182	13,293,492

[1]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income from the fiscal year ended March 31, 2019. For additional information, refer to Note 1.
[2]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value by ¥99 million, ¥596 million and ¥1,467 million; Other comprehensive income—net by ¥15 million, ¥10 million and ¥123 million; Total credit losses by ¥114 million, ¥606 million and ¥1,590 million, for the twelve months ended March 31, 2018, 2019 and 2020, respectively.
[3]	For the fiscal years ended March 31, 2019 and 2020, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.